                                                           January 18, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO]

            SUPPLEMENT DATED JANUARY 18, 2005 TO THE PROSPECTUS OF
                        MORGAN STANLEY INFORMATION FUND
                              Dated May 28, 2004

     The second paragraph of the section of the Prospectus titled "Fund
Management" is hereby replaced by the following:

     The Fund's portfolio is managed within the Global Research Technology team.
     Current members of the team include Thomas Bergeron, a Vice President of the Investment Adviser, Kristian Heugh, a Vice President of the Investment
     Adviser, Mikhail Nirenberg, a Vice President of the Investment Adviser,
     Alexander Umansky, an Executive Director of the Investment Adviser, Jamie
     Wood, an Executive Director of the Investment Adviser, and Andrew Xiao, a
     Vice President of the Investment Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     37929SPT-01